SUPPLEMENT TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

I.          Evergreen North Carolina Municipal Bond Fund (the “Fund”)

                Effective immediately, Matthew M. Kiselak is no longer a portfolio manager of the Fund.

                The sections of the Fund’s prospectus entitled “Fund Summary – Fund Management” and “Fund Management – Portfolio Manager(s)” and the section entitled “Portfolio Manager(s)” in the Fund’s SAI are revised accordingly.

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